Conning Money Market Portfolio






                                 [LOGO] CONNING

                                Asset Management







                                   PROSPECTUS

                               September 20, 2001




As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.



Conning Money Market Portfolio                                          Contents

     Risk/Return Summary.......................................................3
        Investment Objective...................................................3
        Principal Investment Strategies........................................3
        Principal Risk Considerations..........................................4
        Performance Information................................................4
        Fee Table..............................................................5
        Example................................................................5
        Additional Information on Risk.........................................6
     Your Account..............................................................7
        Net Asset Value........................................................7
        How to Buy Shares......................................................7
        How to Sell Shares.....................................................8
        Selling Recently Purchased Shares......................................8
        Shareholder Servicing Fees.............................................8
        General Transaction Policies...........................................8
     Distributions and Taxes...................................................9
        Dividends and Distributions............................................9
        Taxation...............................................................9
     Management of the Portfolio..............................................10
        Advisory Services.....................................................10
        Historical Investment Results of the Adviser's Previously
        Managed Portfolios....................................................10
        Administrative Services...............................................11
        Custodian, Transfer and Dividend Disbursing Agent, and
        Accounting Services Agent.............................................11
        Distributor...........................................................11
     Financial Highlights.....................................................11


Risk/Return Summary

Investment Objective
The investment objective of the Conning Money Market Portfolio (the "Portfolio") is to seek current income with liquidity and stability of principal.

The investment objective of the Portfolio, which is an investment portfolio of Zodiac Trust (the "Trust"), as well as the principal investment strategies below, can be changed by the Trust's Board of Trustees without shareholder approval, although no change is currently anticipated.

Principal Investment Strategies
The Portfolio invests in a broad range of U.S. dollar-denominated money market instruments, including commercial paper, repurchase agreements, notes and bonds issued by U.S. and foreign corporations, obligations issued by the U.S. Government and its agencies and instrumentalities, and obligations issued by U.S. and foreign banks, such as certificates of deposit, letters of credit, bankers' acceptances and time deposits.

The Portfolio usually invests a substantial portion of its assets in unregistered commercial paper issued by corporations pursuant to Section 4(2) of the Securities Act of 1933. Because this type of commercial paper (which is commonly referred to as Section 4(2) paper) is unregistered, there are restrictions on its resale. Conning Asset Management Company, the Portfolio's investment adviser (the "Adviser") will determine that a liquid trading market exists for any Section 4(2) paper purchased by the Portfolio and will continue to monitor the paper's liquidity as long as it is held by the Portfolio.

The Portfolio will only buy a money market instrument if it has the highest short-term rating at the time of purchase (i.e. A-1 and/or Prime-1) from at least two nationally recognized statistical rating organizations, such as Standard & Poor's Ratings Group or Moody's Investors Service, Inc. (or similar rating by another nationally recognized statistical rating organization), or only one such rating if only one organization has rated the instrument. If a money market instrument is not rated, the Adviser must determine that such investment presents minimal credit risks and is of comparable quality as eligible rated instruments.

(sidebar)
Money Market Instruments include, among other things, short-term obligations issued by U.S. and foreign banks, corporations, the U.S. Government and state and local governments. Money market instruments purchased by the Portfolio must meet strict requirements as to investment quality, maturity and diversification. The Portfolio generally does not invest in securities with maturities of more than 397 days and the average maturity of all securities held by the Portfolio must be 90 days or less. Prior to purchasing a money market instrument for the Portfolio, the Adviser must determine that the instrument carries very little credit risk.

Principal Risk Considerations
The yield paid by the Portfolio will vary with short-term interest rates. During periods of rising interest rates, the Portfolio's yield will tend to be lower than prevailing interest rates.

Although credit risk is very low because the Portfolio only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

Investment by the Portfolio in Section 4(2) paper could adversely affect the liquidity of the Portfolio during any period in which eligible investors were no longer interested in purchasing these securities.

The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.

There's no guarantee the Portfolio will be able to preserve the value of your investment at $1.00 per share.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Performance Information
Because the Portfolio has recently commenced operations and has been in operation for less than a calendar year, there is no performance information available for the Portfolio at this time. For additional information please refer to "Historical Investment Results of the Adviser's Previously Managed Portfolios."

(sidebar)
The table on the right shows the fees and expenses that you pay if you buy and hold shares of the Portfolio.

Fee Table

Annual Portfolio Operating Expenses (expenses that are deducted from the Portfolio's assets)

Management Fees                                                     0.40%1
Distribution (12b-1) Fees                                           None
Other Expenses                                                      1.05%1,2
     Shareholder Servicing Fees                            0.75%3
Total Annual Portfolio Operating Expenses                           1.45%1


1 Management Fees, Other Expenses and Total Annual Portfolio Operating Expenses for the current fiscal year are expected to be less than the amounts shown above because certain of the Portfolio's service providers are voluntarily or contractually waiving a portion of their fees and/or reimbursing the Portfolio for certain other expenses. These fee waivers and/or reimbursements are being made in order to keep the annual fees and expenses for the Portfolio at a certain level. Management Fees, Other Expenses and Total Annual Portfolio Operating Expenses, after taking these fee waivers and expense reimbursements into account, are expected to be 0.12%, 0.85% and 0.97%, respectively. These fee waivers and expense reimbursements may be revised or cancelled at any time.
2 "Other Expenses" includes administration fees, shareholder servicing fees, transfer agency fees and all other ordinary operating expenses of the Portfolio, which are based on estimates for the expenses of the Portfolio through August 31, 2002.
3 The shareholder servicing fees paid by the Portfolio include both administrative support services and shareholder liaison services that are paid pursuant to a Shareholder Servicing Plan, which is described below under the heading "Shareholder Servicing Fees." The payment of administrative support services to shareholder organizations under the Shareholder Servicing Plan may equal up to 0.50% of the Portfolio's average daily net assets, and the payment of shareholder liaison fees under the Shareholder Servicing Plan may equal up to 0.25% of the Portfolio's average daily net assets. The Adviser has arranged with certain shareholder servicing organizations that the Portfolio will not pay more than 0.66% of its average daily net assets in the aggregate for shareholder servicing fees through August 31, 2002.



Example

(sidebar)
This example will help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods shown, reinvest all of your dividends and distributions, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Conning Money Market Portfolio

                                                          1                  3
                                                         Year              Years

                                                         $148              $459

Additional Information on Risk
The principal risks of investing in the Conning Money Market Portfolio are described above. The following supplements that discussion.

Securities Lending
To obtain interest income, the Portfolio may lend its securities to broker-dealers, banks or institutional borrowers pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis. Therefore, the Portfolio may lose the opportunity to sell the securities at a desirable price, which could impact the performance of the Portfolio. Additionally, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

Liquidity Risk

Certain securities may be difficult or impossible to sell at the time and price that the Portfolio would like. The Portfolio may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on portfolio management or performance. This risk applies, for example, to: variable and floating rate demand notes, variable amount demand securities and restricted securities which the Portfolio may purchase and short-term funding agreements which the Portfolio may purchase.
Illiquid securities also include repurchase agreements and time deposits with notice/termination dates of greater than seven days and other securities traded in the U.S. which are subject to trading restrictions because they are not registered under the Securities Act of 1933. There may be no active secondary market for these securities. The Portfolio may invest up to 10% of its net assets at the time of purchase in securities that are illiquid. A domestically traded security which is not registered under the Securities Act of 1933 will not be considered illiquid if the Adviser determines an adequate investment trading market exists for that security. Because illiquid and restricted securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to the Portfolio.


Temporary Defensive Positions
During unfavorable market conditions, the Portfolio may temporarily hold up to 100% of its total assets in cash (which will not earn any income) and short-term obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. This strategy, which is not part of the Portfolio's principal investment strategies, could prevent the Portfolio from achieving its investment objective.

Other Types of Investments
This prospectus describes the Portfolio's principal investment strategies and the particular types of securities in which the Portfolio principally invests. The Portfolio may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies and the risks involved are described in detail in the Statement of Additional Information ("SAI") referred to on the back cover of this prospectus.

Your Account

Net Asset Value
Shares of the Portfolio are sold at their net asset value (NAV). The NAV for shares of the Portfolio is determined as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time) on every business day. The NAV is determined by adding the value of the Portfolio's investments, cash and other assets, subtracting the Portfolio's liabilities and then dividing the result by the total number of shares of the Portfolio that are outstanding. The Portfolio's investments are valued at amortized cost, which is approximately equal to market value.

(sidebar)

Business Days Defined

A business day is any day that both the New York Stock Exchange (NYSE) and the Federal Reserve Bank's Fedline System are open for business. Currently, the Portfolio observes the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

How to Buy Shares
Shares of the Portfolio are sold without any sales charge through broker-dealers or other financial advisers acting on behalf of their customers. It is the responsibility of your broker-dealer or financial adviser to transmit your purchase order to the Portfolio on a timely basis and provide account statements in accordance with the procedures stated below.

The Portfolio does not have any minimum investment requirements for shares of the Portfolio but your broker-dealer or financial adviser may. They may also charge transaction fees and require you to maintain a minimum account balance.

A properly placed purchase order that is received by the Portfolio on any business day prior to 1:45 p.m. (Eastern time) receives the share price next determined after receipt of the order, and the investor will become a shareholder of record as of the date of purchase, if the Portfolio receives payment in federal funds or other immediately available funds by 4:00 p.m. (Eastern time) that day. A properly placed purchase order that is received by the Portfolio on any business day after 1:45 p.m. (Eastern time) will receive the share price determined as of 4:00 p.m. that day, and the investor will become a shareholder of record on the next business day, provided that the Portfolio receives payment in federal funds by 4:00 p.m. (Eastern time) that day. If payment for an order is not received by 4:00 p.m. (Eastern time), the order will be cancelled.

Additional Information on Buying Shares
o The Portfolio and its transfer agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve Wire system, or from incomplete wiring instructions.
o Federal regulations, with some exceptions, require that each investor provide a Social Security number or other certified taxpayer identification number upon opening or reopening an account. The Portfolio reserves the right to reject applications without such a number or an indication that a number has been applied for. If a number has been applied for, the number must be provided and certified within sixty days of the date of the application. Any accounts opened without a proper number will be subject to backup withholding at a rate of 31% on all liquidations and dividend and capital gain distributions.
o Payment for shares of the Portfolio in the amount of $1,000,000 or more may, at the discretion of the Adviser, be made in the form of securities that are permissible investments for the Portfolio.

How to Sell Shares
Orders to sell or "redeem" shares of the Portfolio should be placed with the same broker-dealer or financial adviser that placed the original purchase order in accordance with the procedures established by that broker-dealer or financial adviser. Your broker-dealer or financial adviser is responsible for sending your redemption order to the Portfolio on a timely basis and for crediting your account with the redemption proceeds. The Portfolio does not currently charge for wiring redemption proceeds, but your broker-dealer or financial adviser may.

The Portfolio's transfer agent may require a signature guarantee unless the redemption proceeds are payable to the shareholder of record and the proceeds are either mailed to the shareholder's address of record or electronically transferred to the account designated on the original account application. A signature guarantee helps prevent fraud, and you may obtain one from most banks and broker-dealers. Contact your broker-dealer or financial adviser for more information on signature guarantees.

Shares of the Portfolio will be sold at the NAV next determined after the Portfolio receives an order (see above). If the order to sell is received by the Portfolio before 12:00 p.m. (Eastern time) on a business day, the proceeds are sent electronically the same day to the broker-dealer or financial adviser that placed the order. If the order to sell is received by the Portfolio after 12:00 p.m. (Eastern time) on a business day or anytime on a non-business day, the proceeds normally are sent electronically to the broker-dealer or financial adviser on the next business day.

(sidebar)
Selling Recently Purchased Shares
If you attempt to sell shares you recently purchased with a personal check, the Portfolio may delay payment of your request until it collects payment for those shares purchased by check. This process may take up to 12 days from the purchase date, so if you plan to sell shares shortly after purchasing them, you may want to consider purchasing them via electronic transfer to avoid delay.

Shareholder Servicing Fees

Under the Portfolio's Shareholder Servicing Plan, the Portfolio can pay, on an annual basis, up to 0.25% for shareholder liaison services and up to 0.50% for administrative support services out of the Portfolio's average daily net assets. These fees are paid to broker-dealers and financial advisers that provide such services to their customers who own shares of the Portfolio. Shareholder liaison services include, among other things, responding to customer inquiries or providing information on their investments. Administrative support services include those services not typically associated with shareholder liaison support, such as assisting investors in processing their purchase, exchange, or redemption requests, or processing dividend and distribution payments. The Adviser has arranged with certain shareholder servicing organizations that the Portfolio will not pay more than 0.66% of its average daily net assets in the aggregate for shareholder liaison and/or administrative support services through August 31, 2002.


General Transaction Policies
The Portfolio reserves the right to:

o Refuse any order to buy shares. During periods of substantial economic or market change, telephone redemptions may be difficult to implement. If a shareholder is unable to contact the transfer agent by telephone, shares may also be redeemed by delivering the redemption request to the transfer agent in writing.

o Send redemption proceeds within seven calendar days after receiving a request, if an earlier payment could adversely affect the Portfolio.

o Make a "redemption in kind." Under abnormal conditions that may make payment in cash unwise, the Portfolio may offer partial or complete payment in portfolio securities rather than cash at such securities' then-market-value equal to the redemption price. In such cases, a shareholder may incur brokerage costs in converting these securities to cash. Specifically, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Portfolio's NAV, the Portfolio has the right to redeem your shares by giving you securities instead of cash. i Permit payment for shares of the Portfolio in the form of securities that are permissible investments for the Portfolio as described in its Prospectus. For more information, contact the Portfolio at 1-800-452-2724.

Distributions and Taxes

Dividends and Distributions
The Portfolio declares dividends from net investment income daily and pays them monthly. Shares of the Portfolio begin earning dividends on the day an investor becomes a shareholder of record (as described in the "How to Buy Shares" section) through the day before the redemption order for such shares is received by the Portfolio's transfer agent. Although the Portfolio does not expect to realize net long-term capital gains, any capital gains realized would be distributed at least annually. All of your dividends and capital gains distributions will be reinvested automatically in additional shares of the Portfolio unless you instruct otherwise on your account application or have redeemed all shares you held in the Portfolio. In such cases, dividends and distributions will be paid in cash.

Taxation
As with any investment, you should consider the tax implications of an investment in the Portfolio. The following is only a brief summary of some of the important tax considerations generally affecting the Portfolio and its shareholders under current law, which may be subject to change in the future. Consult your tax adviser with specific reference to your own tax situation.

o    Federal Taxes
     The Portfolio contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). Distributions attributable to the net capital gain of the Portfolio will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other Portfolio distributions, including amounts attributable to dividends, interest and short-term capital gains of the Portfolio, will generally be taxable as ordinary income. You will be subject to income tax on Portfolio distributions regardless of whether they are paid in cash or reinvested in additional shares. You will be notified annually of the tax status of distributions to you. You will recognize taxable gain or loss on a sale or redemption of your shares based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.) Generally, this gain or loss will be long-term or short-term depending on whether your holding period for the shares exceeds 12 months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. The one major exception to these tax principles is that distributions on, and sales and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable. The Portfolio's dividends that are paid to its corporate shareholders and are attributable to qualifying dividends the Portfolio receives from U.S. domestic corporations may be eligible, in the hands of the corporate shareholders, for the corporate dividends-received deduction, subject to certain holding period requirements and debt financing limitations.

o    State and Local Taxes
     Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply however, to the portions of the Portfolio's distributions, if any, that are attributable to interest on Federal Government securities or interest on securities of the particular state or localities within the state.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different U.S. federal income tax treatment. For more information regarding the taxation of the Portfolio, consult the SAI under the heading "Additional Information Concerning Taxes." You should also consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

(sidebar)
You will be advised at least annually regarding the federal income tax treatment of dividends and distributions made to you. You should save your account statements because they contain information you will need to calculate your capital gains or losses, if any, upon your ultimate sale of shares in the Portfolio.

Management of the Portfolio

Advisory Services
The Adviser, Conning Asset Management Company, serves as the investment adviser to the Portfolio. The Adviser, with principal offices located at City Place II, 185 Asylum St., Hartford, CT 06103-4105, is an indirect subsidiary of Conning Corporation. Founded in 1912, the Adviser has extensive investment management experience and as of June 30, 2001 had approximately $26.0 billion in assets under management.

The Adviser, subject to the general supervision of the Portfolio's Board of Trustees, is responsible for the day-to-day management of the Portfolio in accordance with the Portfolio's investment objective and policies. This includes establishing the Portfolio's general investment criteria and policies, making investment decisions, buying and selling securities, and overseeing the administration and recordkeeping for the Portfolio. In exchange for these services, the Adviser is entitled to receive investment advisory fees, which are accrued daily and paid monthly, in an amount equal to 0.40% of the Portfolio's average daily net assets.

The Adviser is authorized to allocate purchase and sale orders for portfolio securities to shareholder organizations, including, in the case of agency transactions, shareholder organizations which are affiliated with the Adviser, to take into account the sale of Portfolio shares if the Adviser believes that the quality of the transaction and the amount of the commission are comparable to what they would be with other qualified brokerage firms.

Historical Investment Results of the Adviser's Previously Managed Portfolios

The table below shows certain performance data relating to investment results of the Adviser's previously managed portfolios. These portfolios were each registered investment companies and were managed using the same investment objective, strategies and techniques as those specified for the Portfolio. The Conning Money Market Portfolio, a separate portfolio of Mercantile Mutual Funds, Inc. (the "Predecessor Mercantile Portfolio") began operations on February 16, 1999, and was recently reorganized as a separate portfolio of Firstar Funds, Inc. (the "Predecessor Firstar Portfolio") (each a "Predecessor Portfolio," collectively the "Predecessor Portfolios"). The Predecessor Portfolios were managed by different investment advisers for the periods shown below until September 20, 2001, although the Adviser has always been the sub-adviser to the Predecessor Portfolios and has had the decision making authority with regard to each portfolio's investments and day-to-day management.


The performance information set forth below reflects the performance of the Predecessor Portfolios, which includes reinvestment of dividends and distributions and any fee waivers in effect. If these fee waivers had not been in effect, the Predecessor Portfolios' performance would be reduced. The Predecessor Portfolios were subject to virtually the same types of expenses, diversification requirements, specific tax restrictions, and investment limitations to which the Portfolio is subject. Please remember that past performance is not indicative of future results.

Average Annual Total Returns for the periods ended December 31, 2000

                                                   Since
Conning Money Market Portfolio            1 Year  Inception*

(Predecessor Mercantile Portfolio)        5.67%     5.08%

*February 16, 1999.

The Predecessor Portfolios' performance for the period of January 1, 2001 through the quarter ended June 30, 2001 was 2.13%.

Administrative Services
Firstar  Mutual  Fund  Services,   LLC  ("FMFS"),   serves  as  the  Portfolio's
Administrator and receives fees for those services.

Custodian, Transfer and Dividend Disbursing Agent, and Accounting Services Agent FMFS also provides transfer agency, dividend disbursing agency and accounting services for the Portfolio and receives fees for these services. Inquiries to the transfer agent may be sent to: Firstar Mutual Fund Services, LLC, P.O. Box 3011, Milwaukee, Wisconsin 53201-3011. Firstar Bank, N.A., 425 Walnut Street, Cincinnati, OH, 45202, provides custodial services for the Portfolio and receives fees for those services. Neither the Custodian nor FMFS assists in, or is responsible for, investment decisions involving the Portfolio.

Distributor
Quasar Distributors, LLC ("Quasar"), 615 East Michigan Street, Milwaukee, Wisconsin, 53202 serves as distributor and principal underwriter to the Portfolio. Quasar is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Shares of the Portfolio are offered on a continuous basis.


Financial Highlights

Because the Portfolio has recently commenced operations, there are no financial highlights available at this time.



Where to Find More Information

You'll find more information about the Conning Money Market Portfolio in the following documents:


Annual and Semi-Annual Reports

The Portfolio's annual and semi-annual reports contain more information about the Portfolio and its performance.

Statement of Additional Information (SAI)
The SAI contains detailed information about the Portfolio and its policies. By law, it's incorporated by reference into (considered to be part of) this prospectus.

You can get a free copy of these documents,  request other information about the
Portfolio   and  make   shareholder   inquiries  by  calling  the  Portfolio  at
1-800-452-2724 or by writing to:

Conning Money Market Portfolio
c/o Firstar Mutual Fund Services, LLC
615 East Michigan Street
P.O. Box 3011
Milwaukee, Wisconsin  53202-3011

If you buy your shares through a broker-dealer or financial adviser, you may contact your broker-dealer or financial adviser for more information.

You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Portfolio, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, DC 20549-0102
1-202-942-8090

Reports and other information about the Conning Money Market Portfolio are also available on the EDGAR Database on the SEC's website at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request to the SEC's e-mail address at publicinfo@sec.gov.


Investment Company Act File No.: 811-3567.



                       Statement of Additional Information

                         Conning Money Market Portfolio





                               September 20, 2001





     This Statement of Additional Information ("SAI"), which is not a prospectus, supplements and should be read in conjunction with the prospectus dated September 20, 2001 ("Prospectus"), for shares of the Conning Money Market Portfolio (the "Portfolio") and is incorporated by reference in its entirety into the Prospectus. Copies of the Prospectus for the Portfolio may be obtained by writing the Portfolio c/o Firstar Mutual Fund Services, LLC, 615 East Michigan Street, P.O. Box 3011, Milwaukee, Wisconsin, 53201-3011 or by calling 1-800-452-2724.




                                TABLE OF CONTENTS


   ORGANIZATION OF THE TRUST AND PORTFOLIO.....................................3
   DESCRIPTION OF THE PORTFOLIO AND ITS INVESTMENTS AND RISKS..................3
      Portfolio Transactions...................................................4
      ----------------------
      Investment Strategies and Risks..........................................5
      -------------------------------
      Fundamental Investment Limitations......................................12
      ----------------------------------
   NET ASSET VALUE............................................................13
   ADDITIONAL PURCHASE AND REDEMPTION INFORMATION.............................14
   ADDITIONAL INFORMATION CONCERNING TAXES....................................15
   MANAGEMENT OF THE TRUST....................................................16
      Trustees and Officers...................................................16
      ---------------------
      Advisory Services.......................................................17
      -----------------
      Administration Services.................................................18
      -----------------------
      Distributor.............................................................18
      -----------
   CUSTODIAN, TRANSFER AGENT AND FUND ACCOUNTANT..............................20
   EXPENSES...................................................................20
   INDEPENDENT ACCOUNTANTS AND INDEPENDENT COUNSEL............................20
   PERFORMANCE CALCULATIONS...................................................20
   FINANCIAL STATEMENTS.......................................................22





                     ORGANIZATION OF THE TRUST AND PORTFOLIO

     Zodiac Trust (the "Trust") is an open-end management investment company, or mutual fund, organized as a Delaware business trust on May 29, 2001. The Portfolio is the first of any number of series, or mutual funds, that may be formed by the Trust. The Portfolio is a diversified series and has its own investment objectives and policies. The Trust may start another series and offer shares of a new fund under the Trust at any time.

     The Trust is authorized to issue an unlimited number of interests (or shares). Interests in the Portfolio are represented by shares of beneficial interest each with a par value of $0.001. If the Trust should add additional series, shares of each series would have equal voting rights and liquidation rights, and would be voted in the aggregate and not by the series except in matters where a separate vote is required by the Investment Company Act of 1940 (the "1940 Act") or when the matter affects only the interest of a particular portfolio. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders.

     Each share of the Portfolio represents an equal proportionate interest in the assets and liabilities belonging to the Portfolio with each other share of the Portfolio and is entitled to such dividends and distributions out of the income belonging to the Portfolio as are declared by the Trustees. If the Trust adds additional series, the shares would not have cumulative voting rights or any preemptive or conversion rights, and the Trustees would have the authority from time to time to divide or combine the shares of any portfolio into a greater or lesser number of shares of that portfolio so long as the proportionate beneficial interests in the assets belonging to that portfolio and the rights of shares of any other portfolio are in no way affected. Additionally, in case of any liquidation of a portfolio, the holders of shares of the portfolio being liquidated would be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that portfolio. Expenses attributable to any portfolio would be borne by that portfolio. Any general expenses of the Trust not readily identifiable as belonging to a particular portfolio would be allocated by or under the direction of the Trustees in such manner as the Trustees allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

     The assets of the Portfolio received for the issue or sale of its shares, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, shall constitute the underlying assets of the Portfolio. In the event of the dissolution or liquidation of the Portfolio, the holders of shares of the Portfolio are entitled to share pro rata in the net assets of the Portfolio available for distribution to shareholders.

           DESCRIPTION OF THE PORTFOLIO AND ITS INVESTMENTS AND RISKS

     The following discussion supplements the description of the Portfolio's investment strategies, risks and management policies set forth in the "Investment Objective," "Principal Investment Strategies" and "Principal Risks" sections of the Prospectus and describes various additional investment strategies and policies of the Portfolio. The Portfolio will comply with the various requirements of Rule 2a-7 under the 1940 Act. In particular, the Portfolio will determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by a nationally recognized rating organization according to Rule 2a-7. In addition, you should be aware of the risks described below. Except for the fundamental investment limitations listed below, the Portfolio's investment strategies and policies are not fundamental and may be changed by the Trust's Board of Trustees without shareholder approval.

Portfolio Transactions

     Subject to the general supervision of the Board of Trustees, Conning Asset Management Company (the "Adviser") is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Portfolio. Securities purchased and sold by the Portfolio are generally traded in the over-the-counter market on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. With respect to over-the-counter transactions, the Adviser will normally deal directly with dealers who make a market in the instruments involved except in those circumstances where more favorable prices and execution are available elsewhere.

     The Portfolio may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Portfolio will engage in this practice, however, only when the Adviser, in its sole discretion, believes such practice to be in the Portfolio's interests.

     The Portfolio does not intend to seek profits from short-term trading. Because the Portfolio will invest only in short-term debt instruments, its annual portfolio turnover rate will be relatively high, but brokerage commissions are normally not paid on money market instruments, and portfolio turnover is not expected to have a material effect on the Portfolio's net investment income.

     The Advisory Agreement between the Trust and the Adviser provides that, in executing portfolio transactions and selecting brokers or dealers, the Adviser will seek to obtain the best overall terms available. In assessing the best overall terms available for any transaction, the Adviser shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In addition, the Agreement authorizes the Adviser to cause the Portfolio to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Adviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Adviser to the Portfolio. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries, general summaries of groups of stocks or bonds and their comparative earnings and yields, or broad overviews of the stock, bond and government securities markets and the economy.

     Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Adviser and does not reduce the advisory fees payable to it by the Portfolio. The Trustees will periodically review the commissions paid by the Portfolio to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Portfolio. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, the Portfolio may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

     Portfolio securities will not be purchased from or sold to (and savings deposits will not be made in and repurchase and reverse repurchase agreements will not be entered into with) the Adviser, Quasar Distributors, LLC (the "Distributor") or an affiliated person of either of them (as such term is defined in the 1940 Act acting as principal. In addition, the Portfolio will not purchase securities during the existence of any underwriting or selling group relating thereto of which the Distributor or the Adviser, or an affiliated person of either of them, is a member, except to the extent permitted by the Securities and Exchange Commission ("SEC").

Investment Strategies and Risks

     Repurchase Agreements. The Portfolio may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). During the term of the agreement, the Adviser will continue to monitor the creditworthiness of the seller and will require the seller to maintain the value of the securities subject to the agreement at not less than 102% of the repurchase price. Default or bankruptcy of the seller would, however, expose the Portfolio to possible loss because of adverse market action or delay in connection with the disposition of the underlying securities. The securities held subject to a repurchase agreement may have stated maturities exceeding one year, provided the repurchase agreement itself matures in less than one year. Although the Portfolio does not presently intend to enter into repurchase agreements providing for settlement in more than seven days, the Portfolio does have authority to do so subject to its limitation on the purchase of illiquid securities.

     The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by the Portfolio's custodian or in the Federal Reserve/Treasury book-entry system or other authorized securities depository. Repurchase agreements are considered to be loans under the 1940 Act.

     Reverse Repurchase Agreements. The Portfolio may borrow money to the extent allowed (as described under "Additional Investment Limitations" below) to meet shareholder redemptions from banks or through reverse repurchase agreements. These strategies involve leveraging. If the securities held by the Portfolio should decline in value while borrowings are outstanding, the net asset value of the Portfolio's outstanding shares will decline in value by proportionately more than the decline in value suffered by the Portfolio's securities. As a result, the Portfolio's share price may be subject to greater fluctuation until the borrowing is paid off.

     Reverse repurchase agreements are considered to be borrowings under the 1940 Act. At the time the Portfolio enters into a reverse repurchase agreement (an agreement under which the Portfolio sells portfolio securities and agrees to repurchase them at an agreed-upon date and price), it will place in a segregated custodial account U.S. government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price
(including accrued interest), and will subsequently monitor the account to insure that such value is maintained. Reverse repurchase agreements involve the risks that the interest income earned by the Portfolio (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Portfolio may decline below the price of the securities it is obligated to repurchase and that the securities may not be returned to the Portfolio.

     Investment Companies. The Portfolio may invest from time to time in securities issued by other investment companies that invest in high-quality, short-term debt securities. Securities of other investment companies will be acquired by the Portfolio within the limits prescribed by the 1940 Act. As a shareholder of another investment company, the Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees, and such fees and other expenses will be borne indirectly by the Portfolio's shareholders. These expenses would be in addition to the advisory and other expenses that the Portfolio bears directly in connection with its own operations.

     U.S. Government Obligations. The Portfolio may invest in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities. In addition, the Portfolio may, when deemed appropriate by the Adviser, invest in short-term obligations issued by state and local governmental issuers
("municipal obligations") that meet the quality requirements described in the Prospectus and, as a result of the Tax Reform Act of 1986, carry yields that are competitive with those of other types of money market instruments of comparable quality.

     Examples of the types of U.S. Government obligations that may be held by the Portfolio include, U.S. Treasury bills, notes and bonds (including zero coupon bonds), the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business
Administration,  Government  National  Mortgage  Association,  General  Services
Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Maritime Administration, Resolution Trust Corporation, and International Bank for Reconstruction and Development.

     Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

     Bank Obligations. The Portfolio may purchase obligations of issuers in the banking industry, such as certificates of deposit, letters of credit, bankers' acceptances and time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Portfolio may invest in obligations of foreign banks or foreign branches of U.S. banks in amounts not in excess of 25% of its assets where the Adviser deems the instrument to present minimal credit risks. (See "Foreign Securities" below.) The Portfolio may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of the value of its total assets.

     Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits.

     Obligations of foreign banks and foreign branches of U.S. banks may include Eurodollar Certificates of Deposit ("ECDs"), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits ("ETDs"), which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits ("CTDs"), which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit ("Yankee CDs"), which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers' Acceptances ("Yankee BAs"), which are U.S. dollar-denominated bankers' acceptances issued by a U.S. branch of a foreign bank and held in the United States.

     Restricted and Illiquid Securities. The Portfolio will not invest more than 10% of the value of its net assets in illiquid securities. Repurchase agreements that do not provide for settlement within seven days, time deposits maturing in more than seven days, Section 4(2) paper (as discussed in the Prospectus), and securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act") but that may be purchased by institutional buyers pursuant to Rule 144A are subject to the 10% limit (unless the Adviser, pursuant to guidelines established by the Board of Trustees, determines that a liquid market exists). Rule 144A Securities are restricted securities that are eligible for resale pursuant to Rule 144A under the 1933 Act. The Portfolio may treat a Rule 144A security as liquid if determined to be so under procedures adopted by the Board. While these holdings may offer more potential for growth, they may present a higher degree of business and financial risk, which can result in substantial losses. The Portfolio may have difficulty valuing these holdings and may be unable to sell these holdings at the time or price desired.

     The Adviser monitors the liquidity of restricted securities in the Portfolio under the supervision of the Board of Trustees. In reaching liquidity decisions, the Adviser may consider the following factors, although such factors may not necessarily be determinative: (1) the unregistered nature of a security;
(2) the frequency of trades and quotes for the security; (3) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (4) the trading markets for the security; (5) dealer undertakings to make a market in the security; and (6) the nature of the security and the nature of the marketplace trades (including the time needed to dispose of the security, methods of soliciting offers, and mechanics of transfer).

     When-Issued Purchases and Forward Commitments. The Portfolio may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by the Portfolio to purchase or sell securities at a stated price and yield with settlement beyond the normal settlement date. Such transactions permit the Portfolio to lock-in a price or yield on a security, regardless of future changes in interest rates. When-issued purchases and forward commitment transactions involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, or if the value of the security to be sold increases prior to the settlement date.

     When-issued and forward commitment transactions are made to secure what is considered to be an advantageous price or yield for the Portfolio. When the Portfolio agrees to purchase or sell securities on a when-issued or forward commitment basis, cash or liquid portfolio securities having a value (determined daily) at least equal to the amount of the Portfolio's commitments will be designated on the Portfolio's books and records. In the case of a forward commitment to sell portfolio securities, portfolio securities will be designated on the Portfolio's books and records while the commitment is outstanding. These procedures are designed to ensure that the Portfolio will maintain sufficient assets at all times to cover its obligations under when-issued purchases and forward commitment transactions.

     The Portfolio does not intend to engage in such transactions for speculative purposes but only the purpose of acquiring portfolio securities. The Portfolio will make commitments to purchase securities on a when-issued basis or to purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, the Portfolio may dispose of or renegotiate a commitment after it is entered into and may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date. In these cases, the Portfolio may realize a capital gain or loss.

     When the Portfolio engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Portfolio's incurring a loss or missing an opportunity to obtain an advantageous price.

     The value of the securities underlying such commitments to purchase or sell securities, and any subsequent fluctuations in their value, is taken into account when determining the Portfolio's net asset value starting on the day the Portfolio agrees to purchase the securities. The Portfolio does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When the Portfolio makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Portfolio's assets, and fluctuations in the value of the underlying securities are not reflected in the Portfolio's net asset value as long as the commitment remains in effect.

     The Portfolio expects that when-issued and forward commitment transactions will not exceed 25% of the value of its total assets (at the time of purchase) under normal market conditions. Because the Portfolio will set aside cash or liquid assets to satisfy its purchase commitments in the manner described above, the Portfolio's liquidity and ability to manage its portfolio might be affected in the event its commitments to purchase securities on a when-issued or forward commitment basis ever exceeded 25% of the value of its total assets.

     Foreign Securities. The Portfolio may acquire U.S. dollar-denominated securities of foreign corporations and certain types of bank instruments issued or supported by the credit of foreign banks or foreign branches of domestic banks where the Adviser deems the investments to present minimal credit risks. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in those countries.

     There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of U.S.-based companies. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S.-based companies. There is generally less government supervision and regulation of foreign exchanges, brokers and issuers than there is in the United States. In the event of a default by the issuer of a foreign security, it may be more difficult to obtain or enforce a judgment against such issuer than it would be against a domestic issuer. In addition, foreign banks and foreign branches of U.S. banks are subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks.

     Stripped U.S. Government Obligations. The Portfolio may hold stripped U.S. Treasury securities, including: (1) coupons that have been stripped from U.S. Treasury bonds, which are held through the Federal Reserve Bank's book-entry system called "Separate Trading of Registered Interest and Principal of Securities" ("STRIPS"); (2) through a program entitled "Coupon Under Book-Entry Safekeeping" ("CUBES"); or (3) other stripped securities issued directly by agencies or instrumentalities of the U.S. Government. STRIPS and CUBES represent either future interest or principal payments and are direct obligations of the U.S. Government that clear through the Federal Reserve System. The Portfolio may also purchase U.S. Treasury and agency securities that are stripped by brokerage firms and custodian banks and resold in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRS") and "Certificates of Accrual on Treasury Securities" ("CATS"). Such securities may not be as liquid as STRIPS and CUBES and are not viewed by the staff of the SEC as U.S. Government securities for purposes of the 1940 Act.

     The stripped coupons are sold separately from the underlying principal, which is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Purchasers of stripped principal-only securities acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury Department sells itself. In the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder), the underlying U.S. Treasury bonds and notes themselves are held in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of the U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities, such as the Portfolio, most likely will be deemed the beneficial holders of the underlying U.S. Government obligations for federal tax and securities law purposes.

     The U.S. Government does not issue stripped Treasury securities directly. The STRIPS program, which is ongoing, is designed to facilitate the secondary market in the stripping of selected U.S. Treasury notes and bonds into separate interest and principal components. Under the program, the U.S. Treasury continues to sell its notes and bonds through its customary auction process. A purchaser of those specified notes and bonds who has access to a book-entry account at a Federal Reserve bank, however, may separate the Treasury notes and bonds into interest and principal components. The selected Treasury securities thereafter may be maintained in the book-entry system operated by the Federal Reserve in a manner that permits the separate trading and ownership of the interest and principal payments.

     For custodial receipts, the underlying debt obligations are held separate from the general assets of the custodian and nominal holder of such securities, and are not subject to any right, charge, security interest, lien or claim of any kind in favor of or against the custodian or any person claiming through the custodian. The custodian is also responsible for applying all payments received on those underlying debt obligations to the related receipts or certificates without making any deductions other than applicable tax withholding. The custodian is required to maintain insurance for the protection of holders of receipts or certificates in customary amounts against losses resulting from the custody arrangement due to dishonest or fraudulent action by the custodian's employees. The holders of receipts or certificates, as the real parties in interest, are entitled to the rights and privileges of the underlying debt obligations, including the right, in the event of default in payment of principal or interest, to proceed individually against the issuer without acting in concert with other holders of those receipts or certificates or the custodian.

     Stripped securities are issued at a discount to their "face value" and may exhibit greater price volatility than ordinary debt securities because of the manner in which principal and interest is returned to investors. The Adviser will consider the liquidity needs of the Portfolio when any investments in zero coupon obligations or other principal-only obligations are made.

     Securities Lending. To increase return or offset expenses, the Portfolio may from time to time, lend its portfolio securities to broker-dealers, banks or institutional borrowers pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Collateral for such loans may include cash, securities of the U.S. Government, or its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank that has at least $1.5 billion in total assets, or any combination thereof. The collateral must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Portfolio. By lending its securities, the Portfolio can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. Government securities are used as collateral. In accordance with current SEC policies, the Portfolio is currently limiting its securities lending to 33 1/3% of the value of its total assets (including the value of the collateral for the loans) at the time of the loan. Loans are subject to termination by the Portfolio or a borrower at any time.

     While the Portfolio would not have the right to vote securities on loan, the Portfolio intends to terminate the loan and regain the right to vote should this be considered important with respect to the investment. When the Portfolio lends its securities, it continues to receive interest or dividends on the securities loaned and may simultaneously earn interest on the investment of the cash collateral which will be invested in readily marketable, high quality, short-term obligations.

     Municipal Obligations. The Portfolio may invest in municipal obligations. Municipal obligations which may be acquired by the Portfolio include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities.

     The Portfolio may also purchase general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax-exempt commercial paper, construction loan notes and other tax exempt loans. Such instruments are issued in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.

     Opinions relating to the validity of municipal obligations and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Portfolio nor the Adviser will review the proceedings relating to the issuance of municipal obligations or the basis for such opinions.

     Certain of the municipal obligations held by the Portfolio may be insured at the time of issuance as to the timely payment of principal and interest. The insurance policies will usually be obtained by the issuer of the municipal obligation at the time of its original issuance. In the event that the issuer defaults on interest or principal payment, the insurer will be notified and will be required to make payment to the bondholders. There is, however, no guarantee that the insurer will meet its obligations. In addition, such insurance will not protect against market fluctuations caused by changes in interest rates and other factors, including credit downgrades, supply and demand.

     The payment of principal and interest on most securities purchased by the Portfolio will depend upon the ability of the issuers to meet their obligations. An issuer's obligations under its municipal obligations are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its municipal obligations may be materially adversely affected by litigation or other conditions.

     Certain types of municipal obligations (private activity bonds) have been or are issued to obtain funds to provide privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued on behalf of privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

     Municipal obligations purchased by the Portfolio may be backed by letters of credit issued by foreign and domestic banks and other financial institutions. Such letters of credit are not necessarily subject to federal deposit insurance and adverse developments in the banking industry could have a negative effect on the credit quality of the Portfolio's portfolio securities and its ability to maintain a stable net asset value and share price. Letters of credit issued by foreign banks, like other obligations of foreign banks, may involve certain risks in addition to those of domestic obligations.

     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal obligations. For example, under the Tax Reform Act of 1986, interest on certain private activity bonds must be included in an investor's alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their federal alternative minimum taxable income. The Trust cannot, of course, predict what legislation, if any, may be proposed in the future as regards the income tax status of interest on municipal obligations, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of municipal obligations for investment by the Portfolio and the liquidity and value of the Portfolio's portfolio. In such an event, the Trust would reevaluate the Portfolio's investment objective and policies and consider possible changes in its structure or possible dissolution.

     Commercial Paper and Variable and Floating Rate Instruments. The Portfolio may invest in commercial paper, including asset-backed commercial paper representing interests in a pool of corporate receivables, dollar-denominated obligations issued by domestic and foreign bank holding companies, and corporate bonds. Commercial paper represents short-term unsecured promissory notes issued in bearer from by banks or bank holding companies, corporations and/or finance companies. Instruments purchased by the Portfolio must meet the quality and maturity requirements of Rule 2a-7 under the 1940 Act as described in the Prospectus.

     The Portfolio may purchase variable and floating rate obligations. The Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such obligations and, for obligations subject to a demand feature, will monitor their financial status to meet payment on demand. The Portfolio will invest in such instruments only when the Adviser believes that any risk of loss due to issuer default is minimal. In determining average weighted portfolio maturity, a variable or floating rate instrument issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or a variable or floating rate instrument scheduled on its face to be paid in 397 days or less, will be deemed to have a maturity equal to the period remaining until the obligation's next interest rate adjustment. Other variable or floating rate notes will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the time the Portfolio can recover payment of principal as specified in the instrument.

     Variable or floating rate obligations held by the Portfolio may have maturities of more than 397 days provided that: (i) the Portfolio is entitled to payment of principal at any time upon not more than 30 days' notice or at specified intervals not exceeding 397 days (upon not more than 30 days' notice);
(ii) the rate of interest on a variable rate instrument is adjusted automatically on set dates not exceeding 397 days, and the instrument, upon adjustment, can reasonably be expected to have a market value that approximates its par value; and (iii) the rate of interest on a floating rate instrument is adjusted automatically whenever a specified interest rate changes and the instrument, at any time, can reasonably be expected to have a market value that approximates its par value.

     Such instruments may include variable amount master demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. Unrated variable and floating rate instruments will be determined by the Adviser (under the supervision of the Board of Trustees) to be of comparable quality at the time of purchase to First Tier Eligible Securities as defined in Rule 2a-7. There may be no active secondary market in the instruments, which could make it difficult for the Portfolio to dispose of an instrument in the event the issuer were to default on its payment obligation or during periods that the Portfolio could not exercise its demand rights. The Portfolio could, for these or other reasons, suffer a loss with respect to such instruments. Variable and floating rate instruments held by the Portfolio will be subject to the Portfolio's 10% limitation on illiquid investments when the Portfolio may not demand payment of the principal amount within seven days and a liquid trading market is absent.

     Funding Agreements. The Portfolio may invest in short-term funding agreements. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity and may have either a fixed rate or a variable or floating interest rate that is based on an index and guaranteed for a set time period. Because there is no secondary market for these investments, any funding agreement purchased by the Portfolio will be regarded as illiquid. Funding agreements, together with other illiquid securities, will not constitute more than 10% of the Portfolio's net assets.

Fundamental Investment Limitations

     The Portfolio is subject to the investment limitations enumerated in this subsection which may be changed with respect to the Portfolio only by a vote of the holders of a majority of the Portfolio's outstanding voting securities. As used in this SAI, "a majority of the Portfolio's outstanding voting securities" means (i) more than 50% of the Portfolio's outstanding voting shares or (ii) 67% or more of the Portfolio's voting shares present at a shareholder meeting if more than 50% of the Portfolio's outstanding voting shares are represented at the meeting in person or by proxy, whichever is less.

     The Portfolio may not:

     1. Make loans, except that the Portfolio may purchase or hold debt instruments in accordance with its investment objective and policies, lend portfolio securities, and enter into repurchase agreements with respect to securities (together with any cash collateral) that are consistent with the Portfolio's permitted investments and that equal at all times at least 100% of the value of the purchase price.

     2. Borrow money or issue senior securities, except that the Portfolio may borrow from banks and the Portfolio may enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Portfolio's total assets at the time of such borrowing. The Portfolio will not purchase securities while its borrowings (including reverse repurchase agreements) are outstanding.

     3. Invest 25% or more of its total assets in one or more issuers conducting their principal business activities in the same industry, except that the Portfolio may invest more than 25% of its total assets in either government securities, as defined in the 1940 Act, or instruments of domestic banks.

     4. Purchase securities of any one issuer, other than obligations of the U.S. government, its agencies or instrumentalities, if immediately after such purchase more than 5% of the value of the Portfolio's total assets would be invested in such issuer, except that up to 25% of the value of the Portfolio's total assets may be invested without regard to such 5% limitation.

     5. Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets, or where otherwise permitted by the 1940 Act.

     6. Purchase or sell real estate (the Portfolio may purchase commercial paper issued by companies that invest in real estate or interests therein).

     7. Purchase securities on margin, make short sales of securities or maintain a short position.

     8. Underwrite the securities of other issuers.

     9. Purchase or sell commodity contracts, or invest in oil, gas or mineral exploration or development programs.

     10. Write or purchase put or call options.

     In accordance with current regulations of the SEC, the Portfolio intends to invest no more than 5% of its total assets at the time of purchase in the securities of any one issuer (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities); provided, however, that the Portfolio may invest up to 25% of its total assets in the First Tier Eligible Securities (as defined in Rule 2a-7) of a single issuer for a period of up to three business days after the purchase thereof, provided, further that the Portfolio would not make more than one investment in accordance with the foregoing provision at any time. This intention is not, however, a fundamental policy of the Portfolio and may change in the event Rule 2a-7 is amended in the future.

                                 NET ASSET VALUE

     The net asset value per share of the Portfolio is calculated for the shares by adding the value of all portfolio securities and other assets belonging to the Portfolio, subtracting the liabilities charged to the Portfolio, and dividing the result by the number of outstanding shares of the Portfolio. Assets belonging to the Portfolio consist of the consideration received upon the issuance of shares of the Portfolio together with all net investment income, realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to a particular investment portfolio. The liabilities that are charged to the Portfolio are borne proportionately by each share of the Portfolio. Subject to the provisions of the Declaration of Trust, determinations by the Board of Trustees as to the direct and allocable liabilities, and the allocable portion of any general assets, with respect to the Portfolio are conclusive.

     Net asset value for purposes of pricing purchase and redemption orders is determined as of the close of regular trading hours on the New York Stock Exchange (the "Exchange"), normally, 4:00 p.m. Eastern time, on each day the Exchange is open for trading and the Federal Reserve Bank's Fedline System is open. Currently, the Exchange observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

     The Trust uses the amortized cost method of valuation to value the Portfolio's portfolio securities, pursuant to which an instrument is valued at its cost initially and thereafter a constant amortization to maturity of any discount or premium is assumed, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. The market value of portfolio securities held by the Portfolio can be expected to vary inversely with changes in prevailing interest rates.

     The Portfolio attempts to maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value per share. In this regard, except for securities subject to repurchase agreements, the Portfolio will neither purchase a security deemed to have a remaining maturity of more than thirteen months within the meaning of the 1940 Act nor maintain a dollar-weighted average maturity which exceeds 90 days. The Board of Trustees has also established procedures that are intended to stabilize the net asset value per share of the Portfolio for purposes of sales and redemptions at $1.00. These procedures include the determination, at such intervals as the Trustees deem appropriate, of the extent, if any, to which the net asset value per share of the Portfolio calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds one-half of one percent, the Board will promptly consider what action, if any, should be initiated. If the Board believes that the extent of any deviation from a $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing investors, it has agreed to take such steps as it considers appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity; shortening the average portfolio maturity; withholding or reducing dividends; redeeming shares in kind; reducing the number of outstanding shares without monetary consideration; or utilizing a net asset value per share determined by using available market quotations.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Shares of the Portfolio described in this SAI are sold without a sales charge imposed by the Trust, although shareholder organizations may be paid by the Trust for advertising, distribution or shareholder services. Depending on the terms of the particular account, shareholder organizations also may charge their customers fees for automatic investment, redemption and other services provided. Such fees may include, for example, account maintenance fees, compensating balance requirements or fees based upon account transactions, assets or income. Shareholder organizations are responsible for providing information concerning these services and any charges to any customer who must authorize the purchase of Portfolio shares prior to such purchase.

     Under the 1940 Act, the Portfolio may suspend the right of redemption or postpone the date of payment for shares during any period when: (a) trading on the Exchange is restricted by applicable rules and regulations of the SEC; (b) the Exchange is closed for other than customary weekend and holiday closings;
(c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. (The Portfolio may also suspend or postpone the recording of the transfer of their shares upon the occurrence of any of the foregoing conditions.)

     The Trust has filed an election pursuant to Rule 18f-1 under the 1940 Act which provides that each portfolio of the Trust is obligated to redeem shares solely in cash up to $250,000 or 1% of such portfolio's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount may be made in proceeds other than cash.

     In addition to the situations described in the Portfolio's Prospectus under "How to Sell Shares," the Portfolio may redeem shares involuntarily when appropriate under the 1940 Act, such as to reimburse the Portfolio for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Portfolio shares as provided in the Prospectus from time to time.

     Special Procedures for In-Kind Payments. Payment for shares of the Portfolio may, in the discretion of the Portfolio, be made in the form of securities that are permissible investments for the Portfolio as described in its Prospectus. For further information about this form of payment, contact the Portfolio at 1-800-452-2724. In connection with an in-kind securities payment, the Portfolio will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Portfolio; that the Portfolio receive satisfactory assurances that it will have good and marketable title to the securities received by it; that the securities be in proper form for transfer to the Portfolio; that adequate information be provided to the Portfolio concerning the basis and other tax matters relating to the securities; and that the amount of the purchase be at least $10,000,000.

                     ADDITIONAL INFORMATION CONCERNING TAXES

     The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, and to distribute out its income to shareholders each year, so that the Portfolio itself generally will be relieved of federal income and excise taxes. If the Portfolio were to fail to so qualify:
(1) the Portfolio would be taxed at regular corporate rates without any deduction for distributions to shareholders; and (2) shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction. Moreover, if the Portfolio were to fail to make sufficient distributions in a year, the Portfolio would be subject to corporate income taxes and/or excise taxes in respect of the shortfall or, if the shortfall is large enough, the Portfolio could be disqualified as a regulated investment company.

     A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute with respect to each calendar year at least 98% of their ordinary taxable income for the calendar year and capital gain net income (excess of capital gains over capital losses) for the one year period ending October 31 of such calendar year and 100% of any such amounts that were not distributed in the prior year. The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

     Dividends declared in October, November or December of any year that are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Portfolio on December 31 of such year if such dividends are actually paid during January of the following year.

     The Portfolio will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends or gross sale proceeds paid to any shareholder who (i) has failed to provide a correct tax identification number, (ii) is subject to back-up withholding by the Internal Revenue Service for failure to properly include on his or her return payments of taxable interest or dividends, or (iii) has failed to certify to the Portfolio that he or she is not subject to back-up withholding when required to do so or that he or she is an "exempt recipient."

                             MANAGEMENT OF THE TRUST

     The Trust's Board of Trustees supervises and manages the business and affairs of the Portfolio. In accordance with Delaware's Business Trust Act, a Trustee is responsible for performing his or her duties in good faith, in a manner such Trustee reasonably believes to be in the best interests of the Trust and with the care that an ordinarily prudent person in a like position would use under similar circumstances. The Trust is not required to hold annual shareholder meetings.

Trustees and Officers

     The names, business addresses and ages of the Trustees and Officers of the Trust together with information as to their principal business occupations during at least the past five years are shown below. Each Trustee who is an "interested person" of the Portfolio, as defined in the 1940 Act, is indicated by an asterisk.

                                                                           Principal Occupations During Past 5
Name & Address                 Age    Position(s) held with the Trust      Years and Other Affiliations
------------------------------ ------ ------------------------------------ ----------------------------------------
Joseph C. Neuberger*           39     Trustee, President and Chairperson   Senior Vice President, Firstar Mutual
615 E. Michigan Street                                                     Fund Services, LLC (1994--present).
Milwaukee, WI 53202

Dr. Michael D. Akers           46     Trustee                              Associate Professor of Accounting,
Straz Hall, 481                                                            Marquette University (1996--present).
606 N. 13th Street
Milwaukee, WI 53201

Gary A. Drska                  44     Trustee                              Captain, Midwest Express (Airline
6744 S. Howell Ave.                                                        Company) (2000--present);
Oak Creek, WI 53154                                                        Director--Flight Standards & Training
                                                                           (July 1990--December 1999).

Eric W. Falkeis                27     Vice President and Treasurer         Vice President, Firstar Mutual Fund
615 E. Michigan Street                                                     Services, LLC (2001--present);
Milwaukee, WI 53202                                                        Assistant Vice President, Firstar
                                                                           Mutual Fund Services, LLC
                                                                           (1997--2001); Audit Senior,
                                                                           PricewaterhouseCoopers LLP
                                                                           (1995--1997).

John J. Gauthier               39     Vice President                       Senior Vice President and Portfolio
CityPlace II, 185 Asylum St.                                               Manager, Conning Asset Management
Hartford, CT 06103                                                         Company (1997--present); Portfolio
                                                                           Manager, General Reinsurance Corp., a
                                                                           reinsurance company, and General
                                                                           Re-New England Asset Management, an
                                                                           investment firm (1994--1997).


Elaine E. Richards             33     Secretary                            Vice President, Firstar Mutual Fund
615 E. Michigan Street                                                     Services, LLC (1998--present);
Milwaukee, WI 53202                                                        Associate Counsel, Reinhart, Boerner,
                                                                           Van Deuren, Norris and Rieselbach,
                                                                           s.c. (1995--1998).


* Mr. Neuberger is an "interested person" of the Trust as defined by the 1940
Act.

     Trustee Compensation. For their service as Trustees, the independent Trustees receive a retainer fee of $2,000 per year and $500 per Trustee meeting, as well as reimbursement for expenses incurred in connection with attendance at Board meetings. Interested Trustees do not receive any compensation for their service as Trustees. The members of the Trust's Board of Trustees receive the following compensation:


                                                                                            Total
                              Aggregate       Pension or Retirement   Estimated Annual Compensation from
 Name of Person/Position  Compensation From  Benefits Accrued as Part  Benefits Upon     Trust Paid to
                           the Portfolio(1)  of Portfolio Expenses      Retirement         Trustees
------------------------- ----------------- ------------------------- ---------------- -----------------
Joseph C. Neuberger,
Trustee, President and            None                None                None              None
Chairperson
------------------------- ----------------- ------------------------- ---------------- -----------------
Dr. Michael D. Akers,             None                None                None              None
Trustee
------------------------- ----------------- ------------------------- ---------------- -----------------
Gary A. Drska, Trustee            None                None                None              None
------------------------- ----------------- ------------------------- ---------------- -----------------


1 These represent estimates for the current fiscal year ending August 31, 2001.



Advisory Services

     The Adviser, Conning Asset Management Company, serves as the investment adviser to the Portfolio. The Adviser is an indirect subsidiary of Conning Corporation, which is wholly owned by Swiss Re America Holding Corporation ("Swiss Re"). Conning Corporation provides specialized financial services to the insurance industry. Swiss Re is a leading reinsurer that provides risk transfer, risk financing and asset management to clients on a global basis. As of June 30, 2001, the Adviser had approximately $26.0 billion in assets under management.

     The Adviser is responsible for decisions to buy and sell the Portfolio's investments and all other transactions related to investment therein. The Adviser negotiates brokerage commissions and places orders of purchases and sales of the Portfolio's portfolio securities and is generally responsible for the day-to-day management of the Portfolio subject to the general supervision of the Portfolio's Board of Trustees. In exchange for these services, the Adviser is entitled to be paid contractual fees accrued daily and paid monthly, at the annual rate (as a percentage of the Portfolio's average daily net assets) of 0.40%, but has voluntarily agreed to waive and/or reimburse a portion of those expenses. Currently, the Adviser receives an annual rate of 0.12% after waivers.

     In its Investment Advisory Agreement, the Adviser has agreed to pay all expenses incurred by it in connection with its advisory activities, other than the cost of securities and other investments, including brokerage commissions and other transaction charges, if any, purchased or sold for the Portfolio.

     Under its Investment Advisory Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Portfolio in connection with the performance of such Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from its reckless disregard of its duties and obligations under the Agreement. Furthermore, under the Investment Advisory Agreement, the Adviser is authorized to delegate its responsibilities to another adviser.

     Regulatory Matters. Conflict of interest restrictions may apply to the receipt of compensation paid pursuant to a Servicing Agreement by the Portfolio to a financial intermediary in connection with the investment of fiduciary funds in the Portfolio's shares. Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, should consult legal counsel before entering into Servicing Agreements.

     Shares of the Portfolio are not bank deposits, are neither endorsed by, insured by, or guaranteed by, obligations of, nor otherwise supported by the FDIC, the Federal Reserve Board, Firstar Bank, N.A., United States Bank National Association or the Adviser, their affiliates or any other bank, or any other governmental agency.

Administration Services

     Firstar Mutual Fund Services, LLC is Administrator to the Portfolio pursuant to a Fund Administration Servicing Agreement dated August 28, 2001 (the "Administration Agreement"). Under the Administration Agreement, the following administrative services are provided by the Administrator: assist in maintaining office facilities, furnish clerical services, stationery and office supplies; monitor the company's arrangements with respect to services provided by shareholder organizations and institutions; generally assist in the Portfolio's operations; compile data for and prepare, with respect to the Portfolio, timely Notices to the SEC required pursuant to Rule 24f-2 under the 1940 Act and Semi-Annual Reports to the SEC and current shareholders; coordinate execution and filing by the Trust of all federal and state tax returns and required tax filings other than those required to be made by the Trust's custodian and transfer agent; prepare compliance filings and Blue Sky registrations pursuant to state securities laws with the advice of the Trust's counsel; assist to the extent requested by the Trust with the Trust's preparation of Annual and Semi-Annual reports to Portfolio shareholders and Registration Statements for the Portfolio; monitor the Portfolio's expense accruals and cause all appropriate expenses to be paid on proper authorization from the Portfolio; monitor the Portfolio's status as a regulated investment company under Subchapter M of the Code; maintain the Portfolio's fidelity bond as required by the 1940 Act; and monitor compliance with the policies and limitations of the Portfolio as set forth in the Prospectus, SAI, By-laws and Declaration of Trust.

     The Administrator is entitled to receive a fee for its administrative services, accrued daily and payable monthly, in a minimum annual amount of $60,000 for the Portfolio. The Administrator may voluntarily waive all or a portion of its administrative fee from time to time. These waivers may be terminated at any time at the Administrator's discretion.

     Under the Administration Agreement, the Administrator is not liable for any error of judgment or mistake of law or for any loss suffered by the Portfolio in connection with the performance of the Agreement, except a loss resulting from willful misconduct, bad faith or negligence on the part of the Administrator in the performance of its duties.

Distributor

     The Distributor, Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202 serves as distributor and principal underwriter to the Trust. The Distributor is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. The Distributor provides distribution services for the Portfolio as described in the Portfolio's Prospectus pursuant to a Distribution Agreement with the Portfolio under which the Distributor, as agent, sells shares of the Portfolio on a continuous basis. The Distributor has agreed to use its best efforts to solicit orders for the sale of shares, although it is not obliged to sell any particular amount of shares. The Distributor causes expenses to be paid for the cost of printing and distributing prospectuses to persons who are not shareholders of the Portfolio (excluding preparation and printing expenses necessary for the continued registration of the Portfolio's shares) and of printing and distributing all sales literature.

     Shareholder Services Plan. The Trust has adopted a Shareholder Services Plan (the "Plan") with respect to the Portfolio. Under the Plan, the Portfolio may pay: (a) broker-dealers, financial advisers and other institutions ("Service Organizations") for shareholder liaison services, which means personal services for shareholders and/or the maintenance of shareholder accounts, such as responding to customer inquiries and providing information on accounts; and (b) Service Organizations for administrative support services, which include but are not limited to: (i) transfer agent and sub-transfer agent services for beneficial owners of shares of the Portfolio; (ii) aggregating and processing purchase and redemption orders; (iii) providing beneficial owners with statements showing their position in shares of the Portfolio; (iv) processing dividend payments; (v) providing sub-accounting services for shares of the Portfolio held beneficially; (vi) forwarding shareholder communications, such as proxies, shareholder reports, dividend and tax notices, and updating prospectuses to beneficial owners; and (vii) receiving, translating and transmitting proxies executed by beneficial owners.

     Under the Plan, payments by the Trust to a Service Organization for shareholder liaison services and administrative support services may not exceed the annual rates of 0.25% and 0.50%, respectively, of the average daily net assets attributable to the Portfolio's outstanding shares which are owned of record or beneficially by that Service Organization's customers for whom the Service Organization is the dealer of record or shareholder of record or with whom it has a servicing relationship. The servicing agreements adopted under the Shareholder Services Plan (the "Servicing Agreements") require the Service Organizations receiving such compensation (which may include affiliates of the Adviser) to perform certain services, including providing shareholder liaison services and/or administrative support services with respect to the beneficial owners of shares of the Portfolio, such as those described above.

     Under the Servicing Agreements and upon notice to the Trust, a Service Organization may subcontract with one or more entities for the performance of certain services provided under its Servicing Agreement with the Trust. Such Service Organization shall be as fully responsible to the Trust for the acts or omissions of any subcontractor as it would be for its own acts or omissions. The fees payable to any sub-contractor are paid by the Service Organization out of the fees it receives from the Trust.

     The Trust understands that Service Organizations providing such services may also charge fees to their customers beneficially owning shares of the Portfolio. These fees would be in addition to any amounts that may be received by such a Service Organization under its Servicing Agreement with the Trust. The Trust's Servicing Agreements require a Service Organization to disclose to its customers any compensation payable to the Service Organization by the Portfolio and any other compensation payable by its customers in connection with their investment in shares of the Portfolio. Customers of such a Service Organization receiving servicing fees should read the Portfolio's Prospectus and this Statement of Additional Information in light of the terms governing their accounts with their Service Organization.

     The Board of Trustees has approved the Plan and its respective arrangements with Service Organizations based on information provided by the Trust's service contractors that there is a reasonable likelihood that the Plan and arrangements will benefit the Portfolio and its shareholders. Pursuant to the Plan, the Board of Trustees reviews, at least quarterly, a written report of the amounts of servicing fees expended pursuant to the Plan and the purposes for which the expenditures were made. Any material amendment to the Plan or arrangements with Service Organizations must be approved by a majority of the Board of Trustees.

                  CUSTODIAN, TRANSFER AGENT AND FUND ACCOUNTANT

     Firstar Bank, N.A. serves as custodian of all the Portfolio's assets. Under the Custody Agreement, Firstar Bank, N.A. has agreed to (i) maintain a separate account in the name of the Portfolio, (ii) make receipts and disbursements of money on behalf of the Portfolio, (iii) collect and receive all income and other payments and distributions on account of the Portfolio's portfolio investments,
(iv) respond to correspondence from shareholders, security brokers and others relating to its duties and (v) make periodic reports to the Trust concerning the Portfolio's operations. Firstar Bank, N.A. may, at its own expense, open and maintain a custody account or accounts on behalf of the Portfolio with other banks or trust companies, provided that Firstar Bank, N.A. shall remain liable for the performance of all of its duties under the Custody Agreement notwithstanding any delegation. In addition, Firstar Bank, N.A., as custodian, is entitled to certain charges for securities transactions and reimbursement for expenses.

     Firstar Mutual Fund Services, LLC ("FMFS"), 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as transfer agent and dividend disbursing agent for the Portfolio under a Transfer Agent Servicing Agreement. As transfer and dividend disbursing agent, FMFS has agreed to (i) issue and redeem shares of the Portfolio, (ii) make dividend and other distributions to shareholders of the Portfolio, (iii) respond to correspondence by Portfolio shareholders and others relating to its duties, (iv) maintain shareholder accounts, and (v) make periodic reports to the Portfolio. In addition, the Portfolio has entered into a Fund Accounting Servicing Agreement with FMFS pursuant to which FMFS has agreed to maintain the financial accounts and records of the Portfolio in compliance with the 1940 Act and to provide other accounting services to the Portfolio.

                                    EXPENSES

     Operating expenses of the Portfolio include taxes, interest, fees and expenses of Trustees and officers, SEC fees, state securities and qualification fees, advisory fees, administrative fees, Shareholder Organization fees, charges of the custodian and transfer agent, dividend disbursing agent and accounting services agent, certain insurance premiums, auditing and legal expenses, costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders, costs of shareholder reports and meetings, membership fees in the Investment Company Institute, and any extraordinary expenses. The Portfolio also pays any brokerage fees, commissions and other transactions charges (if any) incurred in connection with the purchase or sale of portfolio securities.

                 INDEPENDENT ACCOUNTANTS AND INDEPENDENT COUNSEL

     Andersen LLP, independent accountants, 100 East Wisconsin Avenue, Milwaukee, Wisconsin, 53202, serve as auditors for the Trust. Godfrey & Kahn S.C., 780 North Water Street, Milwaukee, Wisconsin, 53202, has passed upon legal matters in connection with the issuance of units of beneficial interest in the Portfolio.

                            PERFORMANCE CALCULATIONS

     From time to time the Portfolio may quote its "yield" and "effective yield" in advertisements or in communications to shareholders. Each yield figure is based on historical earnings and is not intended to indicate future performance. The "yield" of the Portfolio refers to the income generated by an investment in the Portfolio over a seven-day period identified in the advertisement. This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The "yield" and "effective yield" of the Portfolio are calculated according to formulas prescribed by the SEC. The standardized seven-day yield for the Portfolio is computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account in the Portfolio having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7). The net change in the value of an account in the Portfolio includes the value of additional shares purchased with dividends from the original share, and dividends declared on both the original share and any such additional shares and all fees, other than nonrecurring account sales charges, that are charged to all shareholder accounts in proportion to the length of the base period and the Portfolio's average account size. The capital changes to be excluded from the calculation of the net change in account value are realized gains and losses from the sale of securities and unrealized appreciation and depreciation. The effective annualized yield for the Portfolio is computed by compounding the Portfolio's unannualized base period return (calculated as above) by adding 1 to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result. The fees which may be imposed by financial intermediaries directly on their customers for cash management services are not reflected in the Trust's calculations of yields for the Portfolio.

     The Portfolio may compute "average annual total return." Average annual total return reflects the average annual percentage change in value of an investment in shares of a series over the measuring period. The Portfolio may compute aggregate total return, which reflects the total percentage change in value over the measuring period.

     Additionally, the total returns and yields of the Portfolio may be compared in publications to those of other mutual funds with similar investment objectives and to other relevant indices, rankings or other information prepared by independent services or other financial or industry publications that monitor the performance of mutual funds or to investments for which reliable performance data is available. For example, the yields of the Portfolio may be compared to the Donoghue's Money Fund Average which is an average compiled by IBC/Donoghue's Money Fund Report, a widely recognized independent publication that monitors the performance of money market funds. In addition, the yields of the Portfolio may be compared to the average yields reported by the Bank Rate Monitor for money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas. Such comparisons may also be made by referring to data prepared by Lipper Analytical Services, Inc. (a widely recognized independent service which monitors the performance of mutual funds), Indata, Frank Russell, CDA, and the Bank Rate Monitor. Other similar yield data, including comparisons to the performance of Firstar Bank repurchase agreements, or the average yield data for similar asset classes including but not limited to Treasury bills, notes and bonds, may also be used for comparison purposes.

     Yield data and total return as reported in national financial publications including Mutual Fund Forecaster, IBCS Money Fund Report(R), CDA/Wiesenberger, Forbes, Fortune, Business Weekly, American Banker, Institutional Investor, U.S.A. Today, Money Magazine, Barron's, Morningstar Mutual Funds, The Wall Street Journal, Mutual Funds Magazine, Kiplingers Personal Finance and The New York Times, or in publications of a local or regional nature, may also be used in comparing the yields of the Portfolio.

     Since performance fluctuates, performance data cannot necessarily be used to compare an investment in the Portfolio's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Investors should remember that performance and yield are generally functions of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses, and market conditions. Any fees charged by Shareholder Organizations directly to their customer accounts in connection with investments in shares of the Portfolio will not be included in the Portfolio's calculations of yield and total return.

     The current yield for the Portfolio may be obtained by calling FMFS at 1-800-452-2724.


                              FINANCIAL STATEMENTS

          The following financial statement of the Trust are filed herewith:
          o    Statement of Assets and Liabilities
          o    Notes to Financial Statements
          o    Report of Independent Public Accountants


                                  Zodiac Trust
                       Statement of Assets and Liabilities
                                 August 23, 2001
                                                                     Conning
                                                                  Money Market
                                                                    Portfolio
      ASSETS

      Cash                                                           $100,000
                                                                     --------

      Total Assets                                                    100,000
                                                                      -------

      LIABILITIES

      Total Liabilities                                                     -
                                                                     --------
      NET ASSETS                                                     $100,000
                                                                     ========

      Capital Shares outstanding, $0.001 par value;
      unlimited number of shares authorized                           100,000
                                                                      =======

      Net asset value, offering and redemption
      price per share (net assets/shares outstanding)                   $1.00
                                                                      ========


                       See notes to financial statements.


                                  Zodiac Trust
                        Notes to the Financial Statement
                              As of August 23, 2001

1.   Organization


     Zodiac Trust (the "Trust") was organized as a Delaware business trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with a diversified portfolio (the "Portfolio"), the Conning Money Market Portfolio. The Portfolio represents a distinct portfolio with its own investment objectives and policies. The Portfolio had no operations other than those related to organizational matters, including the sale of 100,000 shares of the Portfolio for cash in the amount of $100,000 to the initial investor through August 23, 2001. The fiscal year end of the Portfolio is August 31.


2.   Significant Accounting Policies

     The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States ("GAAP").

     (a)  Investment Valuation

          The securities of the Portfolio are valued at amortized cost, which approximates market value. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium.

     (b)  Organization Expenses

          Expenses incurred by the Trust in connection with the organization and initial public offering were paid by the Advisor and are not subject to recovery. These costs totaled $26,974. (See Note 3).

     (c)  Federal Income Taxes

          The Portfolio intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes.

     (d)  Use of Estimates

          The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (e)  Distribution to Shareholders

          The Portfolio declares dividends from net investment income daily and pays them monthly. Although the Portfolio does not expect to realize net long-term capital gains, any capital gains realized would be distributed at least annually.

3.   Investment Advisor

     The Trust has an Investment Advisory Agreement (the "Agreement") with Conning Asset Management Company (the "Advisor"), with whom a certain officer of the Trust is affiliated, to furnish investment advisory services to the Portfolio. The Advisor is a subsidiary of Swiss Re. Under the terms of the Agreement, the Trust, on behalf of the Portfolio, compensates the Advisor for its management services in an amount equal to 0.40% of the Portfolio's average daily net assets.

4.   Shareholder Servicing Fees


     Under the Portfolio's Shareholder Servicing Plan, the Portfolio can pay, on an annual basis up to 0.25% for shareholder liaison services and up to 0.50% for administrative support services out of the Portfolio's average daily net assets. The Advisor has arranged with certain shareholder servicing organizations that the Portfolio will not pay more that 0.66% of its daily net assets in the aggregate for shareholder liaison and/or administrative support services through August 31, 2002.


5.   Capital Stock

     The Trust is authorized to issue an unlimited number of shares, with $0.001 par value.


6.   Related Party Transactions

     A Trustee of the Trust is affiliated with Firstar Mutual Fund Services, LLC, and Firstar Bank, N.A., which have agreed to provide accounting, administration, transfer agency and custodian services to the Portfolio.

Report of Independent Public Accountants


To the Stockholders and Board of Trustees of the Zodiac Trust:

We have audited the accompanying statement of assets and liabilities of the Zodiac Trust (a Delaware business trust, which is comprised of the Conning Money Market Portfolio (the "Portfolio")) as of August 23, 2001. This financial statement is the responsibility of the Portfolio's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statement referred to above presents fairly, in all material respects, the net assets of the Portfolio as of August 23, 2001, in conformity with accounting principles generally accepted in the United States.


/s/ ARTHUR ANDERSEN LLP
------------------------
Milwaukee, Wisconsin
August 23, 2001



                                   APPENDIX A


Short Term Ratings

     A Standard & Poor's short term rating is a current opinion of the creditworthiness of an obligor with respect to financial obligations having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for short term obligations:

     "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     "B" - Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

     "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     Moody's short term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for short term obligations:

     "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

     "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     "Not Prime" - Issuers do not fall within any of the Prime rating categories.

     Fitch short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

     "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

     "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

     "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

     "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

     "C" - Securities possess high default risk. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

     "D" - Securities are in actual or imminent payment default.


Corporate and Municipal Long-Term Debt Ratings

     The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

     "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

     "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

     "C" - An obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

     "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     - PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

     "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

     "A" - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     "Ba" - Bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     "B" - Bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     "Caa " - Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     "Ca" - Bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     "C" - Bonds are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa". The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

The following summarizes long-term ratings used by Fitch:

     "AAA" - Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     "AA" - Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     "A" - Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

     "BBB" - Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

     "BB" - Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

     "B" - Securities are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     "CCC" "CC" and "C" - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

     "DDD," "DD" and "D" - Securities are in default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

     Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

Municipal Note Ratings

     A Standard and Poor's note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's for municipal notes:

     "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

     "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

     "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

     Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

     "MIG-1"/"VMIG-1"  -  This  designation  denotes  superior  credit  quality.
Excellent  protection  afforded  by  established  cash  flows,  highly  reliable liquidity support or demonstrated broad-based access to the market for refinancing.

     "MIG-2"/"VMIG-2" - This designation denotes strong credit quality. Margins of protection are ample although not so large as in the preceding group.

     "MIG-3"/"VMIG-3" - This designation denotes acceptable credit. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

     "SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category lack sufficient margins of protection.

     Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.